UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 14.1%
Hotels, Restaurants & Leisure - 4.1%
6,800	Ctrip.com International Ltd., ADR	$455,498
37,700	Melco PBL Entertainment (Macau) Ltd., ADR *	608,478
19,300	PF Chang’s China Bistro Inc. *	808,284
17,560	Station Casinos Inc.	1,520,169

	Total Hotels, Restaurants & Leisure	3,392,429

Leisure Equipment & Products - 0.4%
9,500	Pool Corp.	340,100

Media - 5.0%
24,740	Marvel Entertainment Inc. *	686,535
34,400	R.H. Donnelley Corp. *	2,438,616
53,900	Warner Music Group Corp.	919,534

	Total Media	4,044,685

Specialty Retail - 4.0%
33,600	Coldwater Creek Inc. *	681,408
33,850	Men’s Wearhouse Inc.	1,592,643
54,800	Pier 1 Imports Inc.	378,668
22,300	Urban Outfitters Inc. *	591,173

	Total Specialty Retail	3,243,892

Textiles, Apparel & Luxury Goods - 0.6%
11,900	Liz Claiborne Inc.	509,915

	TOTAL CONSUMER DISCRETIONARY	11,531,021

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 1.2%
16,500	Casey’s General Stores Inc.	412,665
18,300	United Natural Foods Inc. *	560,712

	Total Food & Staples Retailing	973,377

Personal Products - 2.0%
38,400	Elizabeth Arden Inc. *	837,888
49,100	Nu Skin Enterprises Inc., Class A Shares	811,132

	Total Personal Products	1,649,020

	TOTAL CONSUMER STAPLES	2,622,397

ENERGY - 5.2%
Energy Equipment & Services - 3.6%
10,800	CARBO Ceramics Inc.	502,740
97,300	Input/Output Inc. *	1,340,794
33,900	Key Energy Services Inc. *	554,265
27,800	North American Energy Partners Inc. *	586,302

	Total Energy Equipment & Services	2,984,101

Oil, Gas & Consumable Fuels - 1.6%
10,300	GMX Resources Inc. *	316,519
17,400	OPTI Canada Inc. *	300,036
19,900	Range Resources Corp.	664,660

	Total Oil, Gas & Consumable Fuels	1,281,215

	TOTAL ENERGY	4,265,316

FINANCIALS - 4.3%
Capital Markets - 0.9%
6,705	Affiliated Managers Group Inc. *	726,487

Commercial Banks - 1.3%
13,020	Cullen/Frost Bankers Inc.	681,336

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Commercial Banks - 1.3% (continued)
10,800	East-West Bancorp Inc.	$397,116

	Total Commercial Banks	1,078,452

Real Estate Investment Trusts (REITs) - 2.1%
5,490	Alexandria Real Estate Equities Inc.	551,031
17,260	Gramercy Capital Corp.	529,537
8,640	PS Business Parks Inc.	609,293

	Total Real Estate Investment Trusts (REITs)	1,689,861

	TOTAL FINANCIALS	3,494,800

HEALTH CARE - 11.9%
Biotechnology - 5.8%
15,600	Alexion Pharmaceuticals Inc. *	674,544
42,900	Arena Pharmaceuticals Inc. *	465,894
94,900	ARIAD Pharmaceuticals Inc. *	426,101
79,700	BioMarin Pharmaceutical Inc. *	1,375,622
16,900	Infinity Pharmaceuticals Inc. *	203,476
62,230	Senomyx Inc. *	770,407
52,870	Synta Pharmaceuticals Corp. *	426,661
13,600	Vertex Pharmaceuticals Inc. *	381,344

	Total Biotechnology	4,724,049

Health Care Equipment & Supplies - 1.8%
17,394	Advanced Medical Optics Inc. *	647,057
21,750	DJ Orthopedics Inc. *	824,325

	Total Health Care Equipment & Supplies	1,471,382

Health Care Providers & Services - 3.5%
25,300	Health Net Inc. *	1,361,393
23,100	LifePoint Hospitals Inc. *	882,882
10,800	Manor Care Inc.	587,088

	Total Health Care Providers & Services	2,831,363

Pharmaceuticals - 0.8%
23,030	Endo Pharmaceuticals Holdings Inc. *	677,082

	TOTAL HEALTH CARE	9,703,876

INDUSTRIALS - 14.2%
Aerospace & Defense - 2.1%
93,056	Orbital Sciences Corp. *	1,743,870

Building Products - 1.3%
21,500	NCI Building Systems Inc. *	1,026,410

Commercial Services & Supplies - 1.6%
38,000	Herman Miller Inc.	1,272,620

Electrical Equipment - 1.2%
79,200	Solarfun Power Holdings Co., Ltd., ADR *	995,544

Machinery - 5.4%
29,900	AGCO Corp. *	1,105,403
22,800	Crane Co.	921,576
25,400	IDEX Corp.	1,292,352
37,100	Mueller Industries Inc.	1,116,710

	Total Machinery	4,436,041

Trading Companies & Distributors - 2.3%
40,680	MSC Industrial Direct Co. Inc., Class A Shares	1,898,942

Transportation Infrastructure - 0.3%
12,500	Aegean Marine Petroleum Network Inc.	210,500

	TOTAL INDUSTRIALS	11,583,927

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 32.6%
Communications Equipment - 11.8%
409,690	3Com Corp. *	$1,601,888
83,000	ADC Telecommunications Inc. *	1,389,420
50,650	China Techfaith Wireless Communication Technology Ltd. *	463,447
38,200	Comverse Technology Inc. *	815,570
147,800	ECI Telecom Ltd. *	1,211,960
353,590	Extreme Networks Inc. *	1,495,686
17,600	NETGEAR Inc. *	502,128
140,600	Tekelec *	2,096,346

	Total Communications Equipment	9,576,445

Computers & Peripherals - 3.0%
43,110	Avid Technology Inc. *	1,503,677
40,272	Electronics for Imaging Inc. *	944,378

	Total Computers & Peripherals	2,448,055

Electronic Equipment & Instruments - 0.8%
7,200	Mettler-Toledo International Inc. *	644,904

Internet Software & Services - 6.7%
135,500	24/7 Real Media Inc. *	1,088,065
5,000	Baidu.com Inc., ADR *	482,750
41,700	SINA Corp. *	1,401,537
64,900	Sohu.com Inc. *	1,390,807
156,610	webMethods Inc. *	1,126,026

	Total Internet Software & Services	5,489,185

IT Services - 0.9%
23,400	Wright Express Corp. *	709,722

Semiconductors & Semiconductor Equipment - 2.1%
65,261	Agere Systems Inc. *	1,476,204
14,600	JA Solar Holdings Co. Ltd. ADR *	264,114

	Total Semiconductors & Semiconductor Equipment	1,740,318

Software - 7.3%
45,300	Blackboard Inc. *	1,523,439
52,000	Corel Corp. *	668,200
180,030	Lawson Software Inc. *	1,456,443
21,200	Sourcefire Inc. *	373,756
20,600	Take-Two Interactive Software Inc. *	414,884
110,240	TIBCO Software Inc. *	939,245
18,880	Verint Systems Inc. *	606,992

	Total Software	5,982,959

	TOTAL INFORMATION TECHNOLOGY	26,591,588

MATERIALS - 3.6%
Chemicals - 1.8%
12,960	Minerals Technologies Inc.	805,594
22,640	Valspar Corp.	630,071

	Total Chemicals	1,435,665

Metals & Mining - 1.8%
43,940	Compass Minerals International Inc.	1,467,596

	TOTAL MATERIALS	2,903,261

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.7%
38,300	Citizens Communications Co.	572,585

Wireless Telecommunication Services - 3.8%
47,173	American Tower Corp., Class A Shares *	1,837,388
11,139	Crown Castle International Corp. *	357,896

See Notes to Schedule of Investments.

3

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Wireless Telecommunication Services - 3.8% (continued)
103,300	Dobson Communications Corp., Class A Shares *	$887,347

	Total Wireless Telecommunication Services	3,082,631

	TOTAL TELECOMMUNICATION SERVICES	3,655,216

UTILITIES - 2.8%
Electric Utilities - 2.3%
43,500	ITC Holdings Corp.	1,883,115

Independent Power Producers & Energy Traders - 0.5%
9,000	Ormat Technologies Inc.	377,640

	TOTAL UTILITIES	2,260,755

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $65,489,647)	78,612,157

Face Amount
SHORT-TERM INVESTMENT - 3.9%
Repurchase Agreement - 3.9%
$3,120,000	Interest in $550,871,000 joint tri-party repurchase agreement dated 3/30/07 with Greenwich Capital Markets Inc., 5.330% due 4/2/07; Proceeds at maturity- $3,121,386; (Fully collateralized by various U.S. government agency obligations, 3.851% to 7.205% due 11/1/28 to 4/1/37; Market value - $3,182,420) (Cost - $3,120,000)	3,120,000

	TOTAL INVESTMENTS - 100.3% (Cost - $68,609,647#)	81,732,157
	Liabilities in Excess of Other Assets - (0.3)%	(205,825)

	TOTAL NET ASSETS - 100.0%	$81,526,332

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Small Cap Growth Portfolio (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

Effective as of close of business, April 27, 2007, the Fund is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,897,578
Gross unrealized depreciation	(1,775,068)

Net unrealized appreciation	$13,122,510

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 29, 2007